Fees Summary	Jul. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 46,418,563.24
Previously Paid Amount	4,155.96
Total Fee Amount	6,410.40
Total Offset Amount	0.00
Net Fee	$ 2,254.44
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A